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                                                           FILE NUMBER 028-06458


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2003

                       If amended report check here: x
                                                    ---


Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 31/st/ day of March, 2003.

                                   By: /s/ William M Lane
                                      ---------------------------------------
                                           William M Lane, Vice President
                                           for The Torray Corporation

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March 31, 2003       Form 13F - The Torray Corporation

       Item 1         Item 2   Item 3       Item 4      Item 5   Item 6                      Item 7               Item 8

                                                                           Invest                             Voting Authority
                       Title   CUSIP      Fair Market   Total    --------------------------            -----------------------------
Name of Issuer       of Class  Number       Value       Shares   (a)Sole (b)Shared (c)Other  Managers  (a) Sole   (b) Shared (c)None
--------------       --------  ------       ------     -------   ------- ---------  -------  --------  --------   ---------- -------
Abbott Laboratories   common  002824100     55,113,694 1,465,400  X                             All     1,465,400
Automatic Data
 Processing, Inc.     common  053015103     59,489,359 1,932,100  X                             All     1,932,100
American
 International
 Group, Inc.          common  026874107     38,867,700   786,000  X                             All       786,000
Amgen, Inc.           common  031162100     48,480,120   842,400  X                             All       842,400
American Express
 Company              common  025816109     39,284,506 1,182,200  X                             All     1,182,200
Bank of America
 Corporation          common  060505104     38,620,152   577,800  X                             All       577,800
Franklin
 Resources Inc.       common  354613101     47,479,257 1,442,700  X                             All     1,442,700
Bristol-Myers
 Squibb Company       common  110122108     42,726,973 2,022,100  X                             All     2,022,100
Boston Scientific
 Corporation          common  101137107     40,283,108   988,300  X                             All       988,300
Citigroup, Inc.       common  172967101     20,282,679   588,757  X                             All       588,757
Clear Channel
 Communications,
 Inc.                 common  184502102     55,404,928 1,633,400  X                             All     1,633,400
Charter One
 Financial            common  160903100     23,995,050   867,500  X                             All       867,500
Rockwell Collins,
 Inc.                 common  774341101     12,269,323   667,900  X                             All       667,900
CarrAmerica Realty
 Corportaion          common  144418100     35,393,670 1,396,200  X                             All     1,396,200
Disney Company,
 The Walt             common  254687106     30,191,778 1,773,900  X                             All     1,773,900
Echostar Corporation  common  278262109     24,143,680   836,000  X                             All       836,000
EMC Corporation       common  268648102     14,784,627 2,044,900  X                             All     2,044,900
Emerson Electric
 Company              common  291011104     31,540,925   695,500  X                             All       695,500
Gannett Co., Inc.     common  364730101     31,151,189   442,300  X                             All       442,300
Hughes Electronics
 Corporation          common  370442832     62,686,400 5,597,000  X                             All     5,597,000
Honeywell
 International Inc.   common  438516106     39,894,072 1,867,700  X                             All     1,867,700
Hewlett-Packard
 Company              common  428236103     28,957,210 1,862,200  X                             All     1,862,200
Int'l Business
 Machines
 Corporation          common  459200101     24,093,696   307,200  X                             All       307,200
Intel Corporation     common  458140100      9,982,896   613,200  X                             All       613,200
Illinois Tool Works
 Inc.                 common  452308109     73,856,315 1,270,100  X                             All     1,270,100
Johnson & Johnson     common  478160104     50,370,048   870,400  X                             All       870,400
J.P. Morgan Chase &
 Co.                  common  46625H100     47,760,239 2,014,350  X                             All     2,014,350
Kimberly-Clark
 Corporation          common  494368103     48,369,440 1,064,000  X                             All     1,064,000
Markel Corporation    common  570535104     52,190,329   233,305  X                             All       233,305
Merck & Co., Inc.     common  589331107     57,595,692 1,051,400  X                             All     1,051,400
Bank One Corporation  common  06423A103     45,829,956 1,323,800  X                             All     1,323,800
Oracle Corporation    common  68389X105     20,081,499 1,851,000  X                             All     1,851,000
Pfizer Inc.           common  717081103     31,727,112 1,018,200  X                             All     1,018,200
Procter & Gamble
 Company              common  742718109     26,857,480   301,600  X                             All       301,600
SunMicrosystems       common  866810104      8,500,776 2,607,600  X                             All     2,607,600
Tribune Company       common  896047107     48,183,205 1,070,500  X                             All     1,070,500
United Technologies
 Corporation          common  913017109     64,320,696 1,113,200  X                             All     1,113,200
Wyeth                 common  983024100     21,167,854   559,700  X                             All       559,700
                                         -------------
                                         1,451,927,632
                                         -------------
                                         -------------
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